Provisions	12 Months Ended
Mar. 31, 2020
Provisions
Provisions

 16. Provisions

A provision is a liability recorded in the statement of financial position, where there is uncertainty over the timing or amount that will be paid, and is therefore often estimated. The main provisions we hold are in relation to asset retirement obligations, which include the cost of returning network infrastructure sites to their original condition at the end of the lease, and claims for legal and regulatory matters.

Accounting policies

Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle that obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at the Directors’ best estimate of the expenditure required to settle the obligation at the reporting date and are discounted to present value where the effect is material. Where the timing of settlement is uncertain amounts are classified as non-current where settlement is expected more than 12 months from the reporting date.

Asset retirement obligations

In the course of the Group’s activities, a number of sites and other assets are utilised which are expected to have costs associated with decommissioning. The associated cash outflows are substantially expected to occur at the dates of decommissioning of the assets to which they relate, and are long term in nature.

Legal and regulatory

The Group is involved in a number of legal and other disputes, including notifications of possible claims. The Directors of the Company, after taking legal advice, have established provisions after taking into account the facts of each case. For a discussion of certain legal issues potentially affecting the Group see note 29 “Contingent liabilities and legal proceedings” to the consolidated financial statements.

Other provisions

Other provisions comprise various amounts including those for restructuring costs and, for the year ended 31 March 2019, unutilised property. The associated cash outflows for restructuring costs are primarily less than one year.

	Asset
	retirement	Legal and
	obligations	regulatory	Other[1]	Total
	€m	€m	€m	€m
31 March 2018	583	522	851	1,956
Exchange movements	(4)	(5)	5	(4)
Amounts capitalised in the year	210	—	—	210
Amounts charged to the income statement	—	91	643	734
Utilised in the year − payments	(32)	(53)	(253)	(338)
Amounts released to the income statement	—	(48)	(108)	(156)
31 March 2019	757	507	1,138	2,402
Adoption of IFRS 16	—	—	(85)	(85)
1 April 2019	757	507	1,053	2,317
Exchange movements	(16)	(2)	3	(15)
Acquisition of subsidiaries	56	18	104	178
Disposal of subsidiaries	(69)	—	(6)	(75)
Amounts capitalised in the year	270	—	—	270
Amounts charged to the income statement	—	122	712	834
Utilised in the year − payments	(34)	(98)	(579)	(711)
Amounts released to the income statement	(9)	(45)	(212)	(266)
Transfer to liabilities held for resale	(5)	(27)	(2)	(34)
31 March 2020	950	475	1,073	2,498

Note:

1	Other includes restructuring provisions of €543 million (2019: €499 million).

Provisions have been analysed between current and non-current as follows:

31 March 2020

	Asset
	retirement	Legal and
	obligations	regulatory	Other	Total
	€m	€m	€m	€m
Current liabilities	23	292	709	1,024
Non-current liabilities	927	183	364	1,474
	950	475	1,073	2,498

31 March 2019

	Asset
	retirement	Legal and
	obligations	regulatory	Other	Total
	€m	€m	€m	€m
Current liabilities	28	274	858	1,160
Non-current liabilities	729	233	280	1,242
	757	507	1,138	2,402